Taxes (Details) - Schedule of Reconciles Singapore Statutory Rates	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)
Schedule of Reconciles Singapore Statutory Rates [Abstract]
Income before tax	$ 4,147,616	$ 3,078,009	$ 4,797,146	$ 2,516,023
Singapore statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Income tax expense computed at statutory rate	$ 705,095	$ 523,262	$ 815,515	$ 427,724
Income not subject to tax in Singapore	(40,126)	(29,778)	(328)	(913)
Non-deductible expenses	131,965	97,933	121,264	133,295
Tax exemption and rebates	(43,760)	(32,475)	(47,489)	(28,659)
Utilization of prior year deferred tax assets not recognized			(18,637)	(92,432)
Over provision of tax in prior financial year	19,016	14,112
Others	20,017	14,855
Income tax expenses	$ 792,207	$ 587,909	$ 870,325	$ 439,015